OTHER PAYABLES AND ACCRUED EXPENSES (Tables)	12 Months Ended
Dec. 31, 2021
Other Liabilities Disclosure [Abstract]
Schedule of Other Payables and Accrued Expenses
	December 31,
	2021	2020

Accrued expenses and other	$8,987	$9,749
Subcontractors accrual	2,344	2,494
Accrued taxes	18,950	3,264

	$30,281	$15,507